Financial instruments (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Total liabilities
Financial instruments
Financial liabilities	€ 30,401	€ 30,414
Current liabilities.
Financial instruments
Financial liabilities	18,224	17,476
Trade payables
Financial instruments
Financial liabilities	3,026	2,594
Current financial liabilities.
Financial instruments
Financial liabilities	15,198	14,882
Financial liabilities, at fair value	15,073	15,362
Current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	15,073	15,362
Long term debt
Financial instruments
Financial liabilities	14,515	14,285
Financial liabilities, at fair value	15,073	15,362
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	15,073	15,362
Lease liability
Financial instruments
Financial liabilities	683	597
Non-current liabilities.
Financial instruments
Financial liabilities	12,177	12,938
Non-current financial liabilities.
Financial instruments
Financial liabilities	12,177	12,938
Financial liabilities, at fair value	12,307	14,342
Non-current financial liabilities. | Level Two
Financial instruments
Financial liabilities, at fair value		516
Non-current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	12,307	13,826
Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities		516
Financial liabilities, at fair value		516
Non-current derivative liabilities financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value		516
Non-current long term debt
Financial instruments
Financial liabilities	9,981	9,793
Financial liabilities, at fair value	12,307	13,826
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	12,307	13,826
Non-current lease liability
Financial instruments
Financial liabilities	2,180	2,613
Non Current Security Deposits
Financial instruments
Financial liabilities	16	16
FVTPL - Liabilities | Total liabilities
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current liabilities.
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current financial liabilities.
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities		516
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	27,522	26,672
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities	17,541	16,879
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	3,026	2,594
Financial liabilities measured at amortized cost | Current financial liabilities.
Financial instruments
Financial liabilities	14,515	14,285
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	14,515	14,285
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities	9,981	9,793
Financial liabilities measured at amortized cost | Non-current financial liabilities.
Financial instruments
Financial liabilities	9,981	9,793
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	9,981	9,793
Total assets
Financial instruments
Financial assets	28,688	31,660
Current assets.
Financial instruments
Financial assets	28,453	31,656
Cash and cash equivalents.
Financial instruments
Financial assets	7,396	7,027
Current financial assets.
Financial instruments
Financial assets	16,042	18,522
Financial assets, at fair value	13,652	13,525
Current financial assets. | Level One
Financial instruments
Financial assets, at fair value	10,257	10,699
Current financial assets. | Level Two
Financial instruments
Financial assets, at fair value	3,395	2,826
Bond funds
Financial instruments
Financial assets	10,257	10,699
Financial assets, at fair value	10,257	10,699
Bond funds | Level One
Financial instruments
Financial assets, at fair value	10,257	10,699
Term deposit
Financial instruments
Financial assets		2,655
Current derivative assets financial instruments
Financial instruments
Financial assets	3,395	2,826
Financial assets, at fair value	3,395	2,826
Current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value	3,395	2,826
Restricted cash
Financial instruments
Financial assets	2,390	2,342
Trade receivables, net
Financial instruments
Financial assets	5,015	6,107
Non-current assets.
Financial instruments
Financial assets	235	4
Non-current financial assets.
Financial instruments
Financial assets	235	4
Financial assets, at fair value	235	4
Non-current financial assets. | Level One
Financial instruments
Financial assets, at fair value	3	4
Non-current financial assets. | Level Two
Financial instruments
Financial assets, at fair value	232
Non-current derivative assets financial instruments
Financial instruments
Financial assets	232
Financial assets, at fair value	232
Non-current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value	232
Non-current equity securities
Financial instruments
Financial assets	3	4
Financial assets, at fair value	3	4
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value	3	4
FVTPL - Assets | Total assets
Financial instruments
Financial assets	13,884	13,525
FVTPL - Assets | Current assets.
Financial instruments
Financial assets	13,652	13,525
FVTPL - Assets | Current financial assets.
Financial instruments
Financial assets	13,652	13,525
FVTPL - Assets | Bond funds
Financial instruments
Financial assets	10,257	10,699
FVTPL - Assets | Current derivative assets financial instruments
Financial instruments
Financial assets	3,395	2,826
FVTPL - Assets | Non-current assets.
Financial instruments
Financial assets	232
FVTPL - Assets | Non-current financial assets.
Financial instruments
Financial assets	232
FVTPL - Assets | Non-current derivative assets financial instruments
Financial instruments
Financial assets	232
FVOCI - Assets | Total assets
Financial instruments
Financial assets	3	4
FVOCI - Assets | Non-current assets.
Financial instruments
Financial assets	3	4
FVOCI - Assets | Non-current financial assets.
Financial instruments
Financial assets	3	4
FVOCI - Assets | Non-current equity securities
Financial instruments
Financial assets	3	4
Assets at amortized cost | Total assets
Financial instruments
Financial assets	14,801	18,131
Assets at amortized cost | Current assets.
Financial instruments
Financial assets	14,801	18,131
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets	7,396	7,027
Assets at amortized cost | Current financial assets.
Financial instruments
Financial assets	2,390	4,997
Assets at amortized cost | Term deposit
Financial instruments
Financial assets		2,655
Assets at amortized cost | Restricted cash
Financial instruments
Financial assets	2,390	2,342
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 5,015	€ 6,107